SUPPLEMENT TO THE
VARIABLE INSURANCE PRODUCTS FUNDS:
INITIAL CLASS
MONEY MARKET, INVESTMENT GRADE BOND, HIGH INCOME,
ASSET MANAGER, ASSET MANAGER: GROWTH, BALANCED, EQUITY-INCOME, INDEX 500, GROWTH & INCOME, GROWTH OPPORTUNITIES, CONTRAFUND, GROWTH, MID CAP, AND OVERSEAS PORTFOLIOS
APRIL 30, 1999 PROSPECTUS

   The following information replaces similar information     found
under the heading "Average Annual Returns" in the "Performance" section on page 22.

For the periods ended      Past 1 year  Past 5 years  Past 10 years
December 31, 1998

HIGH INCOME PORTFOLIO -     -4.33%       8.80%         11.08%
INITIAL CLASS

Merrill Lynch High Yield    3.66%        9.01%         11.08%
Master Index

Merrill Lynch High Yield    2.95%        9.12%         11.18%
Master II Index

Lipper High Current Yield   -0.44%       7.37%         9.34%
Funds Average


The following information supplements the information found under the heading "Average Annual Returns" in the "Performance" section on page 24.

Going forward, High Income Portfolio's performance will be compared to the Merrill Lynch High Yield Master II Index rather than the Merrill Lynch High Yield Master Index because the Merrill Lynch High Yield Master II Index contains deferred interest bonds and payment-in-kind securities and is therefore a better representation of the high yield bond universe.

Merrill Lynch High Yield Master II Index is a market value-weighted index of all domestic and yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default.

   The following information replaces the fifth paragraph found in the "Fund Management" section on page 44.

   BT serves as sub-adviser and custodian for Index 500. BT chooses the fund's investments and places orders to buy and sell the fund's investments.

The following information replaces the    eighth     paragraph found
in the "Fund Management" section on page 44. (Index 500 Portfolio)

Effective June 4, 1999, Bankers Trust Corporation and all of its subsidiaries, including BT, merged with and into a subsidiary of Deutsche Bank AG. At a meeting held on March 18, 1999, the fund's Board of Trustees approved a new sub-advisory agreement among the fund, FMR and BT or its successor by merger that became effective
   June 4, 1999. At a meeting held on September 15, 1999, shareholders approved this agreement.

Effective August 2, 1999, the following information replaces    the
second to the last paragraph     found in the "Fund Management"
section on page 45.

David Felman is Vice President and manager of Mid Cap Portfolio. He also manages other Fidelity funds. Mr. Felman joined Fidelity as an analyst in 1993.

   The following information replaces the second full paragraph found in the "Fund Management" section on page 48.

   Index 500 pays a management fee to FMR. The management fee is calculated and paid to FMR every month. The fund's annual management fee rate is 0.24% of its average net assets. FMR pays BT for providing investment management and custodial services.

   Prior to October 1, 1999, Index 500 paid a management fee at an annual rate of 0.24% of its average net assets to FMR and a sub-advisory fee (representing 40% of net income from securities lending) to BT.

   The following information replaces footnote A to the Total Annual Class Operating Expenses table found in the "Fund Management" section on page 49.

   A EFFECTIVE AUGUST 27, 1992, FMR HAS VOLUNTARILY AGREED TO
REIMBURSE INITIAL CLASS OF INDEX 500 TO THE EXTENT THAT TOTAL
OPERATING EXPENSES (EXCLUDING INTEREST, TAXES, SECURITIES LENDING
COSTS, BROKERAGE COMMISSIONS AND EXTRAORDINARY EXPENSES), AS A
PERCENTAGE OF ITS AVERAGE NET ASSETS, EXCEED 0.28%. THIS ARRANGEMENT CAN BE DISCONTINUED BY FMR AT ANY TIME.



SUPPLEMENT TO THE
VARIABLE INSURANCE PRODUCTS FUNDS:
INITIAL CLASS
MONEY MARKET, INVESTMENT GRADE BOND, HIGH INCOME,
ASSET MANAGER, ASSET MANAGER: GROWTH, BALANCED, EQUITY-INCOME, INDEX
500,
GROWTH & INCOME, GROWTH OPPORTUNITIES, CONTRAFUND, GROWTH, MID CAP, AND OVERSEAS PORTFOLIOS
APRIL 30, 1999 PROSPECTUS

   The following information replaces similar information     found
under the heading "Average Annual Returns" in the "Performance" section on page 15.

For the periods ended      Past 1 year  Past 5 years  Past 10 years
December 31, 1998

HIGH INCOME PORTFOLIO -     -4.33%       8.80%         11.08%
INITIAL CLASS

Merrill Lynch High Yield    3.66%        9.01%         11.08%
Master Index

Merrill Lynch High Yield    2.95%        9.12%         11.18%
Master II Index

Lipper High Current Yield   -0.44%       7.37%         9.34%
Funds Average


The following information supplements the information found under the heading "Average Annual Returns" in the "Performance" section on page 16.

Going forward, High Income Portfolio's performance will be compared to the Merrill Lynch High Yield Master II Index rather than the Merrill Lynch High Yield Master Index because the Merrill Lynch High Yield Master II Index contains deferred interest bonds and payment-in-kind securities and is therefore a better representation of the high yield bond universe.

Merrill Lynch High Yield Master II Index is a market value-weighted index of all domestic and yankee high yield bonds, including deferred interest bonds and payment-in-kind securities. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default.

   The following information replaces the fifth paragraph found in the "Fund Management" section on page 27.

   BT serves as sub-adviser and custodian for Index 500. BT chooses the fund's investments and places orders to buy and sell the fund's investments.

The following information replaces the    eighth     paragraph found
in the "Fund Management" section on page 27. (Index 500 Portfolio)

Effective June 4, 1999, Bankers Trust Corporation and all of its subsidiaries, including BT, merged with and into a subsidiary of Deutsche Bank AG. At a meeting held on March 18, 1999, the fund's Board of Trustees approved a new sub-advisory agreement among the fund, FMR and BT or its successor by merger that became effective
   June 4, 1999. At a meeting held on September 15, 1999, shareholders approved this agreement.

Effective August 2, 1999, the following information replaces    the
fourth to the last paragraph     found in the "Fund Management"
section on page 27.

David Felman is Vice President and manager of Mid Cap Portfolio. He also manages other Fidelity funds. Mr. Felman joined Fidelity as an analyst in 1993.

T   he following information replaces the last paragraph found in the
"Fund Management" section on page 28.

   Index 500 pays a management fee to FMR. The management fee is calculated and paid to FMR every month. The fund's annual management fee rate is 0.24% of its average net assets. FMR pays BT for providing investment management and custodial services.

   Prior to October 1, 1999, Index 500 paid a management fee at an annual rate of 0.24% of its average net assets to FMR and a sub-advisory fee (representing 40% of net income from securities lending) to BT.

   The following information replaces footnote A to the Total Annual Class Operating Expenses table found in the "Fund Management" section on page 29.

   A EFFECTIVE AUGUST 27, 1992, FMR HAS VOLUNTARILY AGREED TO
REIMBURSE INITIAL CLASS OF INDEX 500 TO THE EXTENT THAT TOTAL
OPERATING EXPENSES (EXCLUDING INTEREST, TAXES, SECURITIES LENDING
COSTS, BROKERAGE COMMISSIONS AND EXTRAORDINARY EXPENSES), AS A
PERCENTAGE OF ITS AVERAGE NET ASSETS, EXCEED 0.28%. THIS ARRANGEMENT CAN BE DISCONTINUED BY FMR AT ANY TIME.


SUPPLEMENT TO THE
VARIABLE INSURANCE PRODUCTS FUNDS:
INITIAL CLASS
MONEY MARKET, INVESTMENT GRADE BOND, HIGH INCOME,
ASSET MANAGER, ASSET MANAGER: GROWTH, BALANCED, EQUITY-INCOME, INDEX 500, GROWTH & INCOME, GROWTH OPPORTUNITIES, CONTRAFUND, GROWTH, AND OVERSEAS PORTFOLIOS
APRIL 30, 1999
(AS SUPPLEMENTED
MAY 5, 1999) PROSPECTUS

   The following information replaces similar information     found
under the heading "Average Annual Returns" in the "Performance" section on page 14.

For the periods ended      Past 1 year  Past 5 years  Past 10 years
December 31, 1998

HIGH INCOME PORTFOLIO -     -4.33%       8.80%         11.08%
INITIAL CLASS

Merrill Lynch High Yield    3.66%        9.01%         11.08%
Master Index

Merrill Lynch High Yield    2.95%        9.12%         11.18%
Master II Index

Lipper High Current Yield   -0.44%       7.37%         9.34%
Funds Average


The following information supplements the information found under the heading "Average Annual Returns" in the "Performance" section on page 15.

Going forward, High Income Portfolio's performance will be compared to the Merrill Lynch High Yield Master II Index rather than the Merrill Lynch High Yield Master Index because the Merrill Lynch High Yield Master II Index contains deferred interest bonds and payment-in-kind securities and is therefore a better representation of the high yield bond universe.

Merrill Lynch High Yield Master II Index is a market value-weighted index of all domestic and yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default.

   The following information replaces the fifth paragraph found in the "Fund Management" section on page 26.

   BT serves as sub-adviser and custodian for Index 500. BT chooses the fund's investments and places orders to buy and sell the fund's investments.

The following information replaces the    eighth     paragraph found
in the "Fund Management" section on page 26. (Index 500 Portfolio)

Effective June 4, 1999, Bankers Trust Corporation and all of its subsidiaries, including BT, merged with and into a subsidiary of Deutsche Bank AG. At a meeting held on March 18, 1999, the fund's Board of Trustees approved a new sub-advisory agreement among the fund, FMR and BT or its successor by merger that became effective
   June 4, 1999. At a meeting held on September 15, 1999, shareholders approved this agreement.

   The following information replaces the last paragraph found in the "Fund Management" section on page 27.

   Index 500 pays a management fee to FMR. The management fee is calculated and paid to FMR every month. The fund's annual management fee rate is 0.24% of its average net assets. FMR pays BT for providing investment management and custodial services.

   Prior to October 1, 1999, Index 500 paid a management fee at an annual rate of 0.24% of its average net assets to FMR and a sub-advisory fee (representing 40% of net income from securities lending) to BT.

   The following information replaces footnote A to the Total Annual Class Operating Expenses table found in the "Fund Management" section on page 28.

   A EFFECTIVE AUGUST 27, 1992, FMR HAS VOLUNTARILY AGREED TO
REIMBURSE INITIAL CLASS OF INDEX 500 TO THE EXTENT THAT TOTAL
OPERATING EXPENSES (EXCLUDING INTEREST, TAXES, SECURITIES LENDING
COSTS, BROKERAGE COMMISSIONS AND EXTRAORDINARY EXPENSES), AS A
PERCENTAGE OF ITS AVERAGE NET ASSETS, EXCEED 0.28%. THIS ARRANGEMENT CAN BE DISCONTINUED BY FMR AT ANY TIME.






SUPPLEMENT TO THE
VARIABLE INSURANCE PRODUCTS FUND:
MONEY MARKET PORTFOLIO, HIGH INCOME PORTFOLIO,
EQUITY-INCOME PORTFOLIO,
GROWTH PORTFOLIO, AND OVERSEAS PORTFOLIO
VARIABLE INSURANCE PRODUCTS FUND II:
INVESTMENT GRADE BOND PORTFOLIO, ASSET MANAGER PORTFOLIO,
ASSET MANAGER: GROWTH PORTFOLIO, INDEX 500 PORTFOLIO,
AND CONTRAFUND PORTFOLIO
VARIABLE INSURANCE PRODUCTS FUND III:
BALANCED PORTFOLIO, GROWTH & INCOME PORTFOLIO,
GROWTH OPPORTUNITIES PORTFOLIO, AND MID CAP PORTFOLIO
INITIAL CLASS AND SERVICE CLASS
APRIL 30, 1999
STATEMENT OF ADDITIONAL INFORMATION

THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND UNDER THE HEADING "INVESTMENT LIMITATIONS OF MONEY MARKET PORTFOLIO"IN THE
"INVESTMENT POLICIES AND LIMITATIONS" SECTION BEGINNING ON PAGE 2.

(iv) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party.

(vii) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money up to 15% of the fund's net assets to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (The limitation does not apply to purchases of debt securities or to repurchase agreements.)

THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND UNDER THE HEADING "INVESTMENT LIMITATIONS OF HIGH INCOME, EQUITY-INCOME, GROWTH, OVERSEAS, GROWTH & INCOME, BALANCED, GROWTH OPPORTUNITIES, INVESTMENT GRADE BOND, ASSET MANAGER, INDEX 500, CONTRAFUND, ASSET MANAGER:
GROWTH, AND MID CAP PORTFOLIOS'" IN THE "INVESTMENT POLICIES AND LIMITATIONS" SECTION ON PAGE 4.

(iii) Each fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)).

(v) Each fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money up to 15% of the fund's net assets to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)

THE FOLLOWING INFORMATION SUPPLEMENTS THE INFORMATION FOR HIGH INCOME PORTFOLIO FOUND UNDER THE HEADING "INVESTMENT LIMITATIONS OF HIGH INCOME, EQUITY-INCOME, GROWTH, OVERSEAS, GROWTH & INCOME, BALANCED, GROWTH OPPORTUNITIES, INVESTMENT GRADE BOND, ASSET MANAGER, INDEX 500, CONTRAFUND, ASSET MANAGER: GROWTH, AND MID CAP PORTFOLIOS" IN THE "INVESTMENT POLICIES AND LIMITATIONS" SECTION ON PAGE 4.

For purposes of investing at least 65% of the fund's total assets in income-producing debt securities, preferred stocks and convertible securities, FMR interprets "total assets" to exclude collateral received for securities lending transactions.

THE FOLLOWING INFORMATION SUPPLEMENTS THE INFORMATION FOR EQUITY-INCOME PORTFOLIO FOUND UNDER THE HEADING "INVESTMENT LIMITATIONS OF HIGH INCOME, EQUITY-INCOME, GROWTH, OVERSEAS, GROWTH & INCOME, BALANCED, GROWTH OPPORTUNITIES, INVESTMENT GRADE BOND, ASSET MANAGER, INDEX 500, CONTRAFUND, ASSET MANAGER: GROWTH, AND MID CAP PORTFOLIOS" IN THE "INVESTMENT POLICIES AND LIMITATIONS" SECTION ON PAGE 4.

For purposes of investing at least 65% of the fund's total assets in income-producing equity securities, FMR interprets "total assets" to exclude collateral received for securities lending transactions.

THE FOLLOWING INFORMATION SUPPLEMENTS THE INFORMATION FOR OVERSEAS PORTFOLIO FOUND UNDER THE HEADING "INVESTMENT LIMITATIONS OF HIGH INCOME, EQUITY-INCOME, GROWTH, OVERSEAS, GROWTH & INCOME, BALANCED, GROWTH OPPORTUNITIES, INVESTMENT GRADE BOND, ASSET MANAGER, INDEX 500, CONTRAFUND, ASSET MANAGER: GROWTH, AND MID CAP PORTFOLIOS" IN THE "INVESTMENT POLICIES AND LIMITATIONS" SECTION ON PAGE 4.

For purposes of investing at least 65% of the fund's total assets in foreign securities, FMR interprets "total assets" to exclude collateral received for securities lending transactions.

THE FOLLOWING INFORMATION SUPPLEMENTS THE INFORMATION FOR BALANCED PORTFOLIO FOUND UNDER THE HEADING "INVESTMENT LIMITATIONS OF HIGH INCOME, EQUITY-INCOME, GROWTH, OVERSEAS, GROWTH & INCOME, BALANCED, GROWTH OPPORTUNITIES, INVESTMENT GRADE BOND, ASSET MANAGER, INDEX 500, CONTRAFUND, ASSET MANAGER: GROWTH, AND MID CAP PORTFOLIOS" IN THE "INVESTMENT POLICIES AND LIMITATIONS" SECTION ON PAGE 4.

For purposes of investing at least 25% of the fund's total assets in fixed-income senior securities (including debt securities and preferred stock), FMR interprets "total assets" to exclude collateral received for securities lending transactions.

THE FOLLOWING INFORMATION SUPPLEMENTS THE INFORMATION FOR MID CAP PORTFOLIO FOUND UNDER THE HEADING "INVESTMENT LIMITATIONS OF HIGH INCOME, EQUITY-INCOME, GROWTH, OVERSEAS, GROWTH & INCOME, BALANCED, GROWTH OPPORTUNITIES, INVESTMENT GRADE BOND, ASSET MANAGER, INDEX 500, CONTRAFUND, ASSET MANAGER: GROWTH, AND MID CAP PORTFOLIOS" IN THE "INVESTMENT POLICIES AND LIMITATIONS" SECTION ON PAGE 4.

For purposes of investing at least 65% of the fund's total assets in securities of companies with medium market capitalization, FMR interprets "total assets" to exclude collateral received for securities lending transactions.

THE FOLLOWING INFORMATION REPLACES THE    PARAGRAPH FOUND UNDER THE
HEADING "SOURCES OF CREDIT OR LIQUIDITY SUPPORT"     IN THE"INVESTMENT
POLICIES AND LIMITATIONS" SECTION ON PAGE 15.

SOURCES OF LIQUIDITY OR CREDIT SUPPORT. Issuers may employ various forms of credit and liquidity enhancements, including letters of credit, guarantees, puts, and demand features, and insurance provided by domestic or foreign entities such as banks and other financial institutions. FMR may rely on its evaluation of the credit of the liquidity or credit enhancement provider in determining whether to purchase a security supported by such enhancement. In evaluating the credit of a foreign bank or other foreign entities, FMR will consider whether adequate public information about the entity is available and whether the entity may be subject to unfavorable political or economic developments, currency controls, or other government restrictions that might affect its ability to honor its commitment. Changes in the credit quality of the entity providing the enhancement could affect the value of the security or a fund's share price.

THE FOLLOWING INFORMATION REPLACES THE    TENTH     PARAGRAPH FOUND
UNDER THE HEADING "PORTFOLIO TRANSACTIONS" ON PAGE 38.

To the extent permitted by applicable law, FMR (BT for Index 500) is authorized to allocate portfolio transactions in a manner that takes into account assistance received in the distribution of shares of the funds or other Fidelity funds (Index 500) and to use the research services of brokerage and other firms that have provided such assistance. FMR (BT for Index 500) may use research services provided by and place agency transactions with National Financial Services Corporation (NFSC) and Fidelity Brokerage Services Japan LLC (FBSJ), indirect subsidiaries of FMR Corp. (and, for Index 500, BT Brokerage Corporation and BT Futures Corp., indirect subsidiaries of Deutsche Bank AG), if the commissions are fair, reasonable, and comparable to commissions charged by non-affiliated, qualified brokerage firms for similar services. Prior to December 9, 1997, FMR used research services provided by and placed agency transactions with Fidelity Brokerage Services (FBS), an indirect subsidiary of FMR Corp.

THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND UNDER "PERFORMANCE COMPARISONS" IN THE "PERFORMANCE" SECTION ON PAGE 61.

High Income Portfolio may compare its performance to that of the Merrill Lynch High Yield Master II Index, a market value-weighted index of all domestic and yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. Issues must have an outstanding par value of at least $50 million to be included in the index.

THE FOLLOWING INFORMATION REPLACES THE LAST PARAGRAPH FOUND UNDER THE HEADING "CONTROL OF INVESTMENT ADVISERS" ON PAGE 69.

BT, a New York banking corporation with principal offices at 130 Liberty Street, New York, New York 10006, is a wholly owned subsidiary of Deutsche Bank AG, whose principal offices are at Taunusanlage 12, D-60325 Frankfurt am Main, Federal Republic of Germany. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual funds, retail and commercial banking, investment banking and insurance.

   THE FOLLOWING INFORMATION REPLACES THE THIRD PARAGRAPH FOUND UNDER THE HEADING "MANAGEMENT AND SUB-ADVISORY SERVICES (INDEX 500
PORTFOLIO)" IN THE "MANAGEMENT CONTRACTS" SECTION ON PAGE 70.

   BT is the sub-adviser of the fund and acts as the fund's custodian. Under its management contract with the fund, FMR acts as investment adviser. Under the sub-advisory agreement, and subject to the supervision of the Board of Trustees, BT directs the investments of the fund in accordance with its investment objective, policies and limitations, and provides custodial services to the fund.

   THE FOLLOWING INFORMATION REPLACES THE PARAGRAPH FOUND UNDER THE HEADING "MANAGEMENT-RELATED EXPENSES" IN THE "MANAGEMENT CONTRACTS" SECTION ON PAGE 70.

       MANAGEMENT-RELATED EXPENSES.    In addition to the management
fee payable to FMR; the fees payable to FSC and FIIOC; and, for Index 500, the costs associated with securities lending, each fund or each class thereof, as applicable, pays all of its expenses that are not assumed by those parties. Each fund pays for typesetting, printing, and mailing proxy materials to shareholders, legal expenses, and the fees of the custodian (except Index 500), auditor, and non-interested Trustees. Each fund's management contract further provides that the fund will pay for typesetting, printing, and mailing prospectuses, statements of additional information, notices, and reports to shareholders; however, under the terms of each fund's transfer agent agreement, FIIOC bears the costs of providing these services to existing shareholders of the applicable classes. Other expenses paid by each fund include interest, taxes, brokerage commissions, the fund's proportionate share of insurance premiums and Investment Company Institute dues, and the costs of registering shares under federal securities laws and making necessary filings under state securities laws. Each fund is also liable for such non-recurring expenses as may arise, including costs of any litigation to which the fund may be a party, and any obligation it may have to indemnify its officers and Trustees with respect to litigation. Each fund also pays the costs related to the solicitation of fund proxies from contract holders.

   THE FOLLOWING INFORMATION REPLACES THE PARAGRAPH FOUND UNDER THE HEADING "MANAGEMENT AND SUB-ADVISORY FEES (INDEX 500 PORTFOLIO)" IN THE "MANAGEMENT CONTRACTS" SECTION ON PAGE 70.

       MANAGEMENT FEE (INDEX 500 PORTFOLIO).    For the services of
FMR under the management contract, Index 500 pays FMR a monthly management fee at the annual rate of 0.24% of the fund's average net assets throughout the month.

   THE FOLLOWING INFORMATION REPLACES THE SIMILAR INFORMATION FOUND IN THE "MANAGEMENT CONTRACTS" SECTION ON PAGE 74.

   For Index 500, FMR may, from time to time, voluntarily reimburse all or a portion of the fund's operating expenses (exclusive of interest, taxes, securities lending costs, brokerage commissions, and extraordinary expenses), which is subject to revision or termination. FMR retains the ability to be repaid for these expense reimbursements in the amount that expenses fall below the limit prior to the end of the fiscal year.

   THE FOLLOWING INFORMATION SUPPLEMENTS THE INFORMATION FOUND IN THE "MANAGEMENT CONTRACTS" SECTION ON PAGE 74.

       MANAGEMENT-RELATED SERVICES (INDEX 500 PORTFOLIO).    Index 500
has also entered into a securities lending agreement with BT. Under the terms of the agreement, BT retains up to 30% of aggregate annual lending revenues for providing securities lending services.

   THE FOLLOWING INFORMATION REPLACES THE SECOND AND THIRD PARAGRAPHS FOUND UNDER THE HEADING "SUB-ADVISERS" IN THE "MANAGEMENT CONTRACTS" SECTION ON PAGE 74.

   Under the sub-advisory agreement, for providing investment management and custodial services to Index 500 Portfolio, FMR pays BT fees at an annual rate of 0.006% of the average net assets of the fund.

   For the fiscal years ended December 31, 1998, 1997, and 1996, Index 500 Portfolio paid FMR management fees of $6,919,949, $4,102,533, and $1,346,765, respectively, and for the fiscal years ended December 31, 1998 and 1997, the fund paid BT sub-advisory fees of $42,017 and $54, respectively. Prior to October 1, 1999, the fund paid a management fee at an annual rate of 0.24% of its average net assets to FMR and a sub-advisory fee (representing 40% of net income from securities lending) to BT.

THE FOLLOWING INFORMATION SUPPLEMENTS THE SIMILAR INFORMATION FOUND UNDER THE HEADING "SUB-ADVISERS" IN THE "MANAGEMENT CONTRACTS" SECTION ON PAGE 74.

For the fiscal year ended December 31, 1998, FMR paid BT fees of $149,981.

THE FOLLOWING INFORMATION REPLACES THE SIMILAR INFORMATION FOUND IN THE "MANAGEMENT CONTRACTS" SECTION ON PAGE 75.

On behalf of High Income, Balanced, Growth & Income, Growth
Opportunities, Asset Manager, Contrafund, Asset Manager: Growth, and Mid Cap Portfolios, for providing discretionary investment management and executing portfolio transactions, the sub-advisers are compensated as follows:

(small solid bullet) FMR pays FMR U.K. and FMR Far East, a fee equal to 50% of its monthly management fee with respect to the fund's average net assets managed by the sub-adviser on a discretionary basis.

THE FOLLOWING INFORMATION SUPPLEMENTS THE INFORMATION FOUND IN THE "MANAGEMENT CONTRACTS" SECTION ON PAGE 75.

On behalf of Overseas Portfolio, for providing discretionary investment management and executing portfolio transactions, the sub-advisers are compensated as follows:

(small solid bullet) FMR pays FMR U.K. and FMR Far East, a fee equal to 50% of its monthly management fee with respect to the fund's average net assets managed by the sub-adviser on a discretionary basis.

(small solid bullet) FMR pays FIIA a fee equal to 57% of its monthly management fee with respect to the fund's average net assets managed by the sub-adviser on a discretionary basis.

(small solid bullet) FIIA pays FIIA(U.K.)L a fee equal to 110% of FIIA(U.K.)L's costs incurred in connection with providing discretionary investment management services.

THE FOLLOWING INFORMATION REPLACES THE SIMILAR INFORMATION FOUND UNDER THE HEADING "SUB-ADVISERS" IN THE "MANAGEMENT CONTRACTS" SECTION ON PAGE 76.

For discretionary investment management and execution of portfolio transactions, no fees were paid to FMR U.K., FMR Far East or FIIA on behalf of High Income, Balanced, Growth & Income, Growth
Opportunities, Asset Manager, Contrafund, Asset Manager: Growth, Mid Cap, and Overseas Portfolios for the past three fiscal years.

THE FOLLOWING INFORMATION REPLACES THE SIMILAR INFORMATION FOUND IN THE "DESCRIPTION OF THE TRUSTS" SECTION BEGINNING ON PAGE 79.

AUDITORS. PricewaterhouseCoopers LLP, One Post Office Square, Boston, Massachusetts serves as independent accountant for Equity-Income Portfolio, Growth Portfolio, High Income Portfolio, Money Market Portfolio, and Overseas Portfolio. The auditor examines financial statements for the funds and provides other audit, tax, and related services. PricewaterhouseCoopers LLP, 160 Federal Street, Boston, Massachusetts serves as independent accountant for Mid Cap Portfolio. The auditor examines financial statements for the fund and provides other audit, tax, and related services. PricewaterhouseCoopers LLP, 160 Federal Street, Boston, Massachusetts served as independent accountant for Asset Manager Portfolio, Asset Manager: Growth Portfolio, Contrafund Portfolio, Index 500 Portfolio, Investment Grade Bond Portfolio, Balanced Portfolio, Growth & Income Portfolio, and Growth Opportunities Portfolio for the most recent fiscal period. The auditor examined financial statements for the funds and provided other audit, tax, and related services. Effective February 18, 1999, Deloitte & Touche LLP, 200 Berkeley Street, Boston, Massachusetts serves as independent accountant for Asset Manager Portfolio, Asset
Manager: Growth Portfolio, Contrafund Portfolio, Index 500 Portfolio, Investment Grade Bond Portfolio, Balanced Portfolio, Growth & Income Portfolio, and Growth Opportunities Portfolio for the next fiscal period. The auditor examines financial statements for the funds and provides other audit, tax, and related services.